Definition of Terms in Portfolio Name	Nov. 04, 2026
National Municipal Portfolio Of Cefs Series 74 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in tax-free municipal bonds, which are rated investment-grade by at least one nationally recognized statistical rating organization.
Us Low Volatility Strategy Portfolio Series 57 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common stocks of U.S. companies that the sponsor believes are lower volatility securities. The trust applies a series of screens to determine the final portfolio, including measuring the volatility of a security by using the standard deviation of daily returns for the previous trailing year for such a security and selecting the securities with the lowest volatility. The trust seeks total returns that may exceed the S&P 500 Index’s market level in certain risk-adjusted return metrics. The sponsor, with the assistance of Guggenheim Partners Investment Management, LLC (“GPIM”), an affiliate of Guggenheim Partners, LLC, has selected the securities to be included in the trust’s portfolio. As a result of this strategy, the trust invests significantly in the real estate and utilities sector.